Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 103,877	$ 105,723
Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	56,655	47,095
Products and services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	47,222	58,628
Heavy Duty Motive
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	47,688	35,363
Material Handling
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,310	10,758
Back Up Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,602	2,982
Technology Solutions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	45,277	56,620
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	54,267	47,132
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	36,484	41,856
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,269	13,670
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 3,857	$ 3,065